                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567

               ---------------------------------------------------


                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST

         ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
         --------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                     Copy to:

 Julie Tedesco, Vice President and Senior Counsel     Philip H. Newman, Esq.
    State Street Bank and Trust Company                Goodwin Procter LLP
     One Federal Street, 9th Floor                         Exchange Place
      Boston, Massachusetts 02110                    Boston, Massachusetts 02109

Registrant's telephone number, including area code: (617) 662-3968

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1: SHAREHOLDER REPORT

                       STATE STREET NAVIGATOR SECURITIES
                       LENDING PRIME PORTFOLIO
                       ANNUAL REPORT
                       DECEMBER 31, 2004

STATE STREET BANK TRUST AND COMPANY
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
AS OF DECEMBER 31, 2004

MANAGEMENT DISCUSSION AND ANALYSIS

The State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio") is a 2a-7 money market fund. The Prime Portfolio's balances are derived from the cash collateral received from securities lending. The Prime Portfolio has been managed consistently with the objectives of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns.

Summary

During 2004, market participants paid close attention to the sustainability of the U.S. economic recovery, specifically in the employment and inflation figures, and statements made by the Federal Open Market Committee (FOMC), both as a policy-making body and by the individual members, to discern the timing of potential rate hikes by the Federal Reserve.

At the beginning of the year, many market participants believed that the FOMC would not raise rates until later in the year, possibly not until 2005. But, by the beginning of the second quarter, with a positive reading on employment, expectations moved the first tightening to the end of the quarter. Following the May FOMC meeting, the market believed that the first rate hike would not happen until August or September. But this changed upon the release of employment figures a few days later, when the market anticipated a move in June. Upon the release of June's FOMC statement (where rates were hiked for the first time in the tightening cycle), the likelihood of an August move diminished.

As the second half of the year began and using the non-farm payroll figures for its threshold, the market priced in rate hikes of a quarter percentage point at each of the remaining FOMC meetings.

Discussion

For the first quarter of 2004, the recovery that had begun mid-third quarter of the previous year remained on track - with the exception of the labor market. During the first quarter, each release of the non-farm payroll figure came in below consensus estimates, with the data of the previous months revised lower. Following March's disappointing report (which highlighted February's employment situation), many market observers pushed back their expectations that the Fed would not act until later in the year, possibly not until 2005. The consensus continued to believe that the impetus for the Fed to change its policy stance would not occur until both inflation and employment picked up.

Following the release of employment data at the beginning of the second quarter, the market's expectation changed. Not only had non-farm payrolls posted a surprising gain and surpassed consensus estimates, but the upward revisions to January and February's data translated into first quarter job growth averaging 171,000 a month. This long-awaited favorable employment news led the market to anticipate that the benchmark rate would be tightened, possibly as early as the end of the second quarter.

During May, the attention of the marketplace focused on the possible timing and degree of hikes in the overnight benchmark rate by the Fed. Prior to the FOMC meeting on May 4th, debate also surrounded the likelihood of the Fed keeping the word "patient" in its statement in describing its approach to policy. Following the release of the May statement, "patient" was dropped and replaced with "measured." (As expected, the Fed funds target rate remained unchanged at 1.00%.) The change in language caused many market observers to believe that the first Fed move would not occur until the August/September timeframe.

However, following the release of the employment figures a few days later, the aforementioned opinion changed. With non-farm payroll growth exceeding consensus estimates for the second month in a row and upward revisions to the previous two months, the labor market appeared to be substantially improving. This positive news caused many market participants to expect a Fed tightening as soon as the June meeting. The Fed funds futures market quickly priced in the change in market sentiment, going from a 50% probability of a June rate hike to over a 90% probability.

By June, the primary focus for market observers was the much anticipated FOMC meeting at the end of the month. While an increase of 25 basis points (bps) in the Fed funds rate had been widely expected, the reason for the anticipation was the risk assessment statement. The Fed did not disappoint the markets. In its first rate move since June of 2003 (at which time the Fed had eased), the Fed tightened its benchmark rate to 1.25% and maintained its "measured" accommodative stance. However, Fed policy-makers did state that any "changes in economic prospects" would induce them to move away from their "measured" accommodative approach. They also addressed the recent rise in inflation levels by communicating that a part of the increase was due to temporary factors. This latter comment echoed similar statements given by Fed officials throughout the month. Following the release of the statement, some of the certainty of a 25 bp rate hike at the August FOMC meeting had been removed, as evidenced in the Fed funds futures market.

The data for much of the second half of the year showed the softness in the economy. The recovery did not re-gain its footing until November. One of the strongest pieces of evidence was the dramatic surge in non-farm payrolls, with upward revisions for the previous two months. Before the employment release, the Federal funds futures market had placed a 50% probability of a December move by the FOMC. After the release, the likelihood increased to 80%. In regards to inflation, core inflation on a year-over-year-basis rose only 2% in November's release - well within the Fed's comfort zone.

The recovery continued to improve in December. While employment growth did not meet consensus expectations, it still posted a fairly respectable number. Also, the Beige Book showed stronger growth in 11 of the 12 U.S. regions and a healthy manufacturing sector. Regional manufacturing indices also substantiated the findings in the Beige Book. Consumers remained upbeat as both the overall and core retail sales figures rose more than expected and previous readings were revised upward. Additionally, consumer sentiment (as measured by two different indices) improved more than had been anticipated.

Despite the weakness of the data and comments by the FOMC and its policy-making officials during the second half of the year, the market still expected the Fed to hike its benchmark rate multiple times for the remainder of the year. In its statement following the August meeting (at which time rates were tightened by 25 bps), the FOMC acknowledged the recent economic weakness as temporary, largely attributing the slowdown to rising energy prices. This led many market participants to believe that the benchmark rate would be raised again at the September meeting, which was also evidenced in the Fed funds futures market.

Given the transparency of the Fed during Alan Greenspan's tenure, comments made by him during September virtually guaranteed a rate hike at September's FOMC meeting. (The Fed did raise rates by 25 bps.) However, debate existed as to the frequency of future Fed action, specifically how many times the Fed would meet in the near-term without changing the benchmark rate. This debate was well-justified as Fed policy-makers had discussed this issue at the September FOMC meeting, as noted in the minutes from the meeting.

In the statement released after the November meeting (at which time the benchmark rate was raised by 25 bps), the FOMC indicated that policy remained accommodative, leaving the market to expect future rate action until a neutral Fed funds level was reached. Market expectations were again met as the Fed raised rates by 25 bps at the December meeting - marking the fifth consecutive 25 bp rate hike for 2004 and bringing the Fed funds rate to 2.25%.

Strategy

As 2004 started, State Street market observers (SSMO) expected the Fed to move between 50 bps-100 bps during the second half of the year. But following the weak employment report that was released in January and believing that the trigger for a Fed move would be sustained improvement in the labor market, SSMO believed that the Fed would raise rates later and to a lesser degree, perhaps even becoming a post-election event. Coupled with the lack of attractive reinvestment purchases, purchases were primarily concentrated at the shorter end of the yield curve.

During the first quarter, given the continued tepid employment growth and rhetoric from Fed officials concerning the ability of the Fed to remain accommodative, State Street continued to believe that the FOMC would tighten policy later than had been expected. State Street purchased securities in the three- to nine-month range on back-ups, allowing for duration to be extended at a time when the market had been pricing in 50 bps-100 bps of tightening in the second half of 2004. With the flattening of the yield curve, these purchases added significant value.

During the start of the second quarter, with the U.S. recovery appearing to be increasingly sustainable and market observers believing that the Fed would be in play earlier than had been previously thought, State Street securities lending professionals took advantage of this by buying when rates backed up. But, with diverging opinions of when the Fed would act and the magnitude of its actions, purchases were concentrated at the shorter end of the yield curve.

By the end of the second quarter and for the rest of 2004, Prime Portfolio's liquidity was increased and its duration shortened to be better positioned for imminent rate hikes by the Fed throughout the remainder of the year. This would allow the portfolio to recover more quickly in a rising rate environment.

The Prime Portfolio experienced a loss of $11.8 million as the portfolio increased liquidity to become more responsive to rising funding costs.

During 2004, we expanded our universe of reinvestment assets to include repurchase agreements with alternative forms of collateral (corporate issuance, high yield notes, asset-backed securities, money market securities, equity securities, and corporate bonds).

The Prime Portfolio will continue to be managed to meet the objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
EXPENSE EXAMPLE (UNAUDITED)
DECEMBER 31, 2004

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the "Fund"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2004 to December 31, 2004.

The table below illustrates your Fund's costs in two ways:

      - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

      - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2004

                               BEGINNING         ENDING        EXPENSES PAID
                             ACCOUNT VALUE    ACCOUNT VALUE       DURING
                             JULY 1, 2004   DECEMBER 31, 2004    PERIOD *
                             -------------  -----------------  -------------
BASED ON ACTUAL PORTFOLIO
 RETURN                        $1,000.00        $1,008.40          $0.20
BASED ON HYPOTHETICAL (5%
 RETURN BEFORE EXPENSES)       $1,000.00        $1,024.94          $0.20

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of December 31, 2004 was 0.04%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)
DECEMBER 31, 2004

PORTFOLIO COMPOSITION BY INVESTMENT TYPE*      DECEMBER 31, 2004
------------------------------------------     -----------------
Repurchase Agreements                                31.31%
Commercial Paper                                     25.76%
Yankee Certificates of Deposit                       11.43%
Euro Certificates of Deposit                          9.80%
U.S. Government Agency Obligations                    6.63%
Medium Term Notes                                     4.70%
Bank Notes                                            4.06%
Certificates of Deposit                               2.82%
Promissory Note                                       2.17%
Time Deposit                                          1.25%
Master Note                                            .90%
Other assets less liabilities                        (0.83)%
                                                     -----
TOTAL                                                100.0%
                                                     -----

*As a percentage of net assets as of the date indicated.

PORTFOLIO COMPOSITION BY RATING*   DECEMBER 31, 2004
-------------------------------    -----------------
A-1+                                     51.67%
A-1                                      17.85%
Repurchase Agreements                    31.31%
Other assets less liabilities            (0.83)%
                                         -----
TOTAL                                    100.0%
                                         -----

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004

NAME OF ISSUER                              INTEREST   MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                            RATE       DATE        AMOUNT          COST+
------------------                          --------  ----------  ------------  -------------
COMMERCIAL PAPER -- 25.76%
ABCP CREDIT ARBITRAGE -- 3.69%
   Galaxy Funding Inc.                       2.200%   02/07/2005  $120,000,000  $ 119,728,667
   Giro Funding U.S. Corp.                   2.360%   01/28/2005   110,000,000    109,805,300
   Grampian Funding Ltd.                     1.720%   01/10/2005   195,000,000    194,915,175
   Grampian Funding Ltd.                     1.800%   01/18/2005   570,000,000    569,515,500
   Ranger Funding Co., Ltd.                  2.340%   01/31/2005   119,647,000    119,413,687
   Surrey Funding Corp.                      2.320%   01/06/2005    96,660,000     96,628,854
   Surrey Funding Corp.                      2.300%   01/10/2005   159,340,000    159,248,380
   Surrey Funding Corp.                      2.280%   01/28/2005   145,600,000    145,351,024
   Surrey Funding Corp.                      2.290%   01/31/2005   112,000,000    111,786,267
   Surrey Funding Corp.                      2.300%   02/02/2005   142,000,000    141,709,689
                                                                                -------------
                                                                                1,768,102,543
                                                                                -------------

 ABCP HYBRID -- 2.43%
   Giro Balanced Funding Corp.               2.340%   01/13/2005   271,888,000    271,675,927
   Giro Balanced Funding Corp.               2.400%   01/13/2005   145,000,000    144,886,900
   Polonius Inc.                             2.360%   01/25/2005    85,000,000     84,866,267
   Scaldis Capital LLC                       2.350%   01/18/2005   200,000,000    199,778,056
   Scaldis Capital LLC                       2.360%   01/27/2005   150,000,000    149,744,333
   Scaldis Capital LLC                       2.435%   03/15/2005   144,453,000    143,739,743
   St. Germain Holdings Ltd.                 2.350%   01/14/2005    40,000,000     39,966,056
   St. Germain Holdings Ltd.                 2.360%   01/14/2005   100,000,000     99,914,777
   St. Germain Holdings Ltd.                 2.280%   01/28/2005    30,000,000     29,948,700
                                                                                -------------
                                                                                1,164,520,759
                                                                                -------------
 ABCP LOAN-BACKED -- 0.90%
   Atlantis One Funding Corp.                2.200%   02/07/2005   130,059,000    129,764,922
   Atlantis One Funding Corp.                2.200%   02/08/2005   202,111,000    201,641,654
   Giro Multi Funding Corp.                  2.300%   01/07/2005   100,202,000    100,163,589
                                                                                -------------
                                                                                  431,570,165
                                                                                -------------
 ABCP RECEIVABLES AND SECURITIES -- 8.80%
   Barton Capital Corp.                      2.200%   02/09/2005   120,000,000    119,714,000
   CAFCO LLC                                 2.200%   02/02/2005   100,000,000     99,804,445
   Charta Corp. LLC                          2.200%   02/07/2005    75,000,000     74,830,417
   Ciesco, LLC                               2,200%   02/08/2005   100,000,000     99,767,778
   CRC Funding LLC                           2.200%   02/02/2005   100,000,000     99,804,444
   Edison Asset Securitization LLC           1.850%   02/02/2005   150,000,000    149,753,333
   Edison Asset Securitization LLC           2.190%   02/07/2005   130,000,000    129,707,392
   Edison Asset Securitization LLC           2.070%   03/11/2005   300,000,000    298,809,750
   Edison Asset Securitization LLC           2.070%   03/14/2005   226,000,000    225,064,360
   Falcon Asset Securitization Corp.         2.340%   01/24/2005    60,000,000     59,910,300
   Gemini Securitization LLC                 2.330%   01/12/2005   150,000,000    149,893,208
   Jupiter Securitization Corp.              2.340%   01/19/2005   151,371,000    151,193,896
   Jupiter Securitization Corp.              2.340%   01/20/2005   102,565,000    102,438,332
   Lexington Parker Capital Corp.            1.820%   01/19/2005   151,211,000    151,073,398
   Lexington Parker Capital Corp.            1.870%   02/03/2005   289,974,000    289,479,595
   Sheffield Receivables Corp.               2.300%   01/10/2005   301,290,000    301,116,758
   Sheffield Receivables Corp.               2.340%   01/13/2005   700,000,000    699,454,000
   Sheffield Receivables Corp.               2.270%   01/26/2005   260,745,000    260,333,964
   Sheffield Receivables Corp.               2.340%   01/28/2005   110,000,000    109,806,950
   Tannehill Capital Company LLC             1.840%   01/21/2005   100,758,000    100,655,003
   Thames Asset Global Security No. 1 Inc.   2.050%   02/09/2005    48,986,000     48,877,210
   Thames Asset Global Security No. 1 Inc.   2.350%   01/18/2005   133,462,000    133,313,894
   Windmill Funding Corp.                    2.340%   01/25/2005   190.000,000    189,703,600
   Yorktown Capital LLC                      2.010%   01/14/2005   169,140,000    169,017,233
                                                                                -------------
                                                                                4,213,523,260
                                                                                -------------

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               December 31, 2004

NAME OF ISSUER                              INTEREST   MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                            RATE       DATE        AMOUNT         COST+
------------------                          --------  ----------  ------------  --------------
COMMERCIAL PAPER -- (CONTINUED)
ABCP SINGLE SELLER -- 1.00%
 New Center Asset Trust                      1.990%   02/24/2005  $150,000,000   $ 149,552,250
 New Center Asset Trust                      1.990%   02/25/2005   140,000,000     139,574,361
 Park Granada LLC                            2.240%   02/03/2005    60,000,000      59,876,800
 Park Granada LLC                            2.230%   02/07/2005   129,000,000     128,704,339
                                                                                --------------
                                                                                   477,707,750
                                                                                --------------

BANK DOMESTIC -- 1.37%
 Bank of America Corp.                       2.230%   02/09/2005   400,000,000     399,033,667
 Wells Fargo Bank                            2.350%   01/28/2005   260,000,000     260,000,000
                                                                                --------------
                                                                                   659,033,667
                                                                                --------------

BANK FOREIGN -- 4.56%
 Alliance & Leicester Plc                    1.780%   01/18/2005   100,000,000      99,915,944
 Alliance & Leicester Plc (a)                1.800%   01/18/2005   150,000,000     149,872,500
 Alliance & Leicester Plc                    1.810%   01/19/2005   150,000,000     149,864,250
 Alliance & Leicester Plc                    2.210%   02/11/2005   100,000,000      99,748,306
 Alliance & Leicester Plc                    1.990%   03/10/2005   100,000,000      99,623,167
 Den Danske Bank                             2.330%   01/14/2005   267,000,000     266,775,349
 ING Bank                                    2.110%   04/12/2005    75,000,000      74,556,021
 Nordea North America Inc.                   2.060%   03/14/2005   100,000,000      99,588,000
 Unicredito Italiano SpA                     2.290%   02/17/2005    90,000,000      89,730,925
 WESTPAC Banking Corp.                       2.210%   02/10/2005   300,000,000     299,263,333
 WESTPAC Banking Corp.                       2.210%   02/11/2005   300,000,000     299,244,917
 WESTPAC Banking Corp.                       2.145%   03/01/2005   225,000,000     224,209,031
 WESTPAC Banking Corp.                       2.250%   03/02/2005   131,625,000     131,131,406
 WESTPAC Banking Corp.                       2.405%   04/01/2005   100,000,000      99,398,750
                                                                                --------------
                                                                                 2,182,921,899
                                                                                --------------

BROKERAGE -- 0.94%
 Morgan Stanley (a)                          2.330%   01/01/2005   300,000,000     300,000,000
 Morgan Stanley (a)                          2.393%   01/01/2005   150,000,000     150,000,000
                                                                                --------------
                                                                                   450,000,000
                                                                                --------------

FINANCE NON-CAPTIVE DIVERSIFIED -- 2.07%
 General Electric Capital Corp.              1.790%   01/13/2005   200,000,000     199,880,667
 General Electric Capital Corp.              2.190%   02/07/2005   500,000,000     498,874,583
 General Electric Capital Corp.              1.960%   02/17/2005   130,000,000     129,660,267
 General Electric Capital Corp.              1.990%   03/09/2005   165,000,000     164,388,904
                                                                                --------------
                                                                                   992,804,421
                                                                                --------------
TOTAL COMMERCIAL PAPER                                                          12,340,184,464
                                                                                --------------

CERTIFICATES OF DEPOSIT -- 2.82%
BANK DOMESTIC -- 2.82%
 Amsouth Bank of Alabama                     1.900%   02/02/2005    50,000,000      50,000,000
 Chase Manhattan USA (a)                     2.271%   01/05/2005   400,000,000     400,000,000
 Chase Manhattan USA (a)                     2.358%   01/28/2005   400,000,000     400,000,000
 Wells Fargo & Co. (a)                       2.000%   01/11/2005   150,000,000     150,000,000
 Wells Fargo & Co.                           2.020%   01/31/2005   350,000,000     349,999,967
                                                                                --------------
TOTAL CERTIFICATES OF DEPOSIT                                                    1,349,999,967
                                                                                --------------

YANKEE CERTIFICATES OF DEPOSIT -- 11.43%
BANK FOREIGN -- 11.43%
 ABN AMRO Bank (a)                           2.343%   01/24/2005    50,000,000      49,999,401
 Bank of Nova Scotia (a)                     2.347%   01/18/2005    50,000,000      49,999,660

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004

NAME OF ISSUER                              INTEREST   MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                            RATE       DATE        AMOUNT         COST+
------------------                          --------  ----------  ------------  --------------
YANKEE CERTIFICATES OF DEPOSIT --(CONTINUED)
 Barclays Bank Plc (a)                       2.228%   01/04/2005  $ 100,000,000 $   99,979,285
 Banco Bilbao Vizcaya                        1.935%   02/15/2005    500,000,000    500,000,000
 Banco Bilbao Vizcaya (a)                    2.390%   03/09/2005    150,000,000    149,940,448
 BNP Paribas SA                              1.800%   01/18/2005    340,000,000    340,000,000
 BNP Paribas SA (a)                          2.322%   01/18/2005    200,000,000    199,979,323
 BNP Paribas SA (a)                          2.328%   01/22/2005    165,000,000    164,961,241
 BNP Paribas SA                              2.210%   02/10/2005    250,000,000    250,000,000
 Calyon NY (a)                               2.320%   01/13/2005    100,000,000     99,980,941
 Canadian Imperial Bank of Commerce (a)      2.271%   01/05/2005    150,000,000    149,979,901
 Credit Agricole Indosuez                    1.930%   02/14/2005    650,000,000    650,000,000
 Credit Suisse First Boston                  2.310%   01/10/2005    500,000,000    500,000,000
 Credit Suisse First Boston                  2.200%   01/18/2005    525,000,000    525,000,000
 Fortis Bank (a)                             2.261%   01/06/2005    100,000,000     99,967,107
 HBOS Treasury Service                       2.210%   02/10/2005    400,000,000    400,000,000
 HBOS Treasury Service                       2.450%   03/16/2005    200,000,000    200,000,000
 HSBC Bank USA                               2.435%   04/07/2005    100,000,000     99,998,678
 Lloyds Bank Plc                             1.940%   02/14/2005    150,000,000    150,001,817
 Royal Bank of Canada (a)                    2.343%   01/24/2005     25,000,000     24,999,542
 Royal Bank of Scotland (a)                  2.340%   01/20/2005     85,000,000     84,994,885
 UBSAG                                       1.950%   02/17/2005    687,000,000    687,000,000
                                                                                --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                             5,476,782,229
                                                                                --------------

EURO CERTIFICATES OF DEPOSIT --  9.80%
BANK FOREIGN -- 9.80%
 ABN AMRO Bank                               2.010%   03/09/2005    130,000,000    130,004,633
 ABN AMRO Bank                               2.100%   03/14/2005    200,000,000    200,003,965
 Alliance & Leicester Plc                    2.040%   02/02/2005    100,000,000    100,000,883
 Barclays Bank Plc                           1.800%   01/18/2005  1,200,000,000  1,200,000,000
 Barclays Bank Plc                           2.010%   03/09/2005    100,000,000    100,003,564
 Credit Agricole Indosuez                    1.940%   02/15/2005    300,000,000    300,000,000
 Credit Agricole Indosuez                    2.070%   03/30/2005     76,000,000     75,992,195
 HBOS Treasury Service (a)                   2.000%   03/22/2005    196,000,000    195,942,584
 ING Bank                                    1.795%   01/18/2005    800,000,000    800,000,000
 ING Bank                                    1.800%   01/18/2005    350,000,000    350,000,000
 Landesbank Hessen (a)                       2.360%   02/02/2005    250,000,000    250,000,000
 Lloyds Bank Plc                             1.280%   02/28/2005     45,000,000     45,004,219
 Nordea Bank Finland Plc                     2.410%   03/10/2005    200,000,000    199,988,301
 Societe Generale                            1.790%   01/18/2005    200,000,000    200,000,000
 Societe Generale                            1.800%   01/18/2005    150,000,000    150,000,000
 Unicredito Italiano SpA                     2.250%   02/10/2005    200,000,000    200,000,000
 Unicredito Italiano SpA                     2.440%   03/15/2005    200,000,000    200,000,000
                                                                                --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                               4,696,940,344
                                                                                --------------

BANKNOTES --  4,06%
BANK DOMESTIC -- 4.06%
 Amsouth Bank Birmingham Alabama (a)         2.521%   03/22/2005     85,000,000     84,992,169
 Bank One NA (a)                             2.440%   01/18/2005     90,000,000     90,006,315
 Bank One NA (a)                             2.230%   02/07/2005     50,000,000     50,004,278
 Branch Bank & Trust Company (a)             2.190%   02/10/2005    150,000,000    149,970,406
 M & I Marshall (a)                          2.514%   03/29/2005     75,000,000     74,970,985
 National City Bank (a)                      2.360%   01/19/2005    250,000,000    250,000,953
  National City Bank (a)                     2.358%   01/31/2005    200,000,000    199,957,848

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004

NAME OF ISSUER                              INTEREST   MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                            RATE       DATE        AMOUNT         COST+
------------------                          --------  ----------  ------------  --------------
BANK NOTES -- (CONTINUED)
  Southtrust Bank NA (a)                     2.378%   03/07/2005  $200,000,000  $  199,964,763
  US Bank, NA (a)                            2.266%   01/04/2005    95,000,000      94,999,882
  Wells Fargo Bank NA (a)                    2.310%   01/10/2005   400,000,000     400,000,000
  Wells Fargo Bank NA (a)                    2.191%   03/17/2005   200,000,000     200,034,956
  World Savings Bank (a)                     2.230%   02/07/2005   150,000,000     149,996,932
                                                                                --------------
TOTAL BANK NOTES                                                                 1,944,899,487
                                                                                --------------

MEDIUM TERM NOTES -- 4.70%
BANK DOMESTIC -- 0.15%
  J. P. Morgan Chase Bank (a)                2.690%   03/07/2005    69,000,000      69,037,827
                                                                                --------------
BANK FOREIGN -- 1.22%
  HBOS Treasury Service (a) (b)              2.270%   01/03/2005   200,000,000     200,000,000
  Nationwide Building Society (a) (b)        2.398%   01/07/2005   385,000,000     385,000,000
                                                                                --------------
                                                                                   585,000,000
                                                                                --------------
BROKERAGE -- 2.12%
  Merrill Lynch & Co., Inc. (a)              2.331%   01/04/2005   305,000,000     305,000,000
  Merrill Lynch & Co., Inc.                  2.299%   01/28/2005   105,985,000     106,056,610
  Morgan Stanley (a)                         2.331%   01/04/2005   305,000,000     305,000,000
  Morgan Stanley (a)                         2.403%   01/18/2005   300,000,000     300,000,000
                                                                                --------------
                                                                                 1,016,056,610
                                                                                --------------
FINANCE CAPTIVE -- 0.57%
  Toyota Motor Credit Corp. (a)              2.338%   01/14/2005   275,000,000     275,000,000
                                                                                --------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 0.64%
  General Electric Capital Corp. (a)         2.471%   01/04/2005    65,000,000      65,011,947
  General Electric Capital Corp. (a)         2.460%   01/10/2005   140,000,000     140,000,000
  General Electric Capital Corp. (a)         2.510%   01/18/2005   100,000,000     100,000,000
                                                                                --------------
                                                                                   305,011,947
                                                                                --------------
TOTAL MEDIUM TERM NOTES                                                          2,250,106,384
                                                                                --------------

PROMISSORY NOTE -- 2.17%
BROKERAGE -- 2.17%
  Goldman Sachs (a) (c)                      2.420%   01/03/2005   400,000,000     400,000,000
  Goldman Sachs (a) (c)                      2.420%   01/03/2005   100,000,000     100,000,000
  Goldman Sachs (a) (d)                      2.420%   01/03/2005   340,000,000     340,000,000
  Goldman Sachs (a) (d)                      2.410%   01/03/2005   200,000,000     200,000,000
                                                                                --------------
                                                                                 1,040,000,000
                                                                                --------------
TOTAL PROMISSORY NOTE                                                            1,040,000,000
                                                                                --------------

MASTER NOTE -- 0.90%
BROKERAGE -- 0.90%
  Morgan Stanley (d)                         2.463%   01/03/2005   430,000,000     430,000,000
                                                                                --------------
TOTAL MASTER NOTE                                                                  430,000,000
                                                                                --------------
TIME DEPOSIT --  1.25%
BANK FOREIGN -- 1.25%
  Societe Generale                           2.156%   01/03/2005   600,000,000     600,000,000
                                                                                --------------
TOTAL TIME DEPOSIT                                                                 600,000,000
                                                                                --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.63%
  Federal Home Loan Bank                     1.400%   03/29/2005   300,000,000     300,000,000
  Federal Home Loan Mortgage (a)             1.875%   01/15/2005   209,835,000     209,872,511

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

NAME OF ISSUER                                                            INTEREST   MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                                          RATE       DATE         AMOUNT         COST+
------------------                                                        --------  ----------  -------------  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (continued)
 Federal Home Loan Mortgage                                                1.375%   02/25/2005    300,000,000    300,000,000
 Federal Home Loan Mortgage Discount Notes (a)                             1.770%   01/12/2005    250,000,000    249,864,792
 Federal Home Loan Mortgage Discount Motes (a)                             1.980%   01/12/2005    100,000,000     99,939,500
 Federal Home Loan Mortgage Discount Notes (a)                             1.770%   01/25/2005    300,000,000    299,646,000
 Federal Home Loan Mortgage Discount Notes (a)                             1.845%   02/01/2005    148,775,000    148,538,634
 Federal National Mortgage Association (a)                                 2.350%   03/09/2005    268,000,000    267,916,846
 Federal National Mortgage Association Discount Notes                      1.770%   01/11/2005    200,000,000    199,901,667
 Federal National Mortgage Association Discount Notes                      1.720%   01/12/2005    234,462,000    234,338,777
 Federal National Mortgage Association Discount Notes                      1.760%   01/19/2005     79,030,000     78,960,454
 Federal National Mortgage Association Discount Notes                      1.845%   02/02/2005    150,930,000    150,682,475
 Federal National Mortgage Association Discount Notes                      1.820%   02/09/2005     68,099,000     67,964,731
 Federal National Mortgage Association Discount Notes(a)                   1.820%   02/16/2005    158,500,000    158,131,399
 Federal National Mortgage Association Discount Notes                      1.830%   02/16/2005    138,200,000    137,876,842
 Federal National Mortgage Association Discount Notes                      1.870%   02/16/2005    274,286,000    273,630,609
                                                                                                               -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                       3,177,265,237
                                                                                                               -------------

REPURCHASE AGREEMENTS -- 31.31%
 ABN-AMRO Bank, 2.363% dated 12/31/04
    (collateralized by various Corporate Bonds, 0.00%-9.88% due
    01/21/05-12/15/34 valued at $900,660,001); proceeds
    $883,173,841                                                           2.363%   01/03/2005    883,000,000    883,000,000

 Bank America Tri Party, 2.190% dated 12/31/04
    (collateralized by various U.S. Goverment
    Obligations,
    5.00%-5.50% due 04/01/34-01/01/35 valued at
    $102,000,001); proceeds $100,018,250                                   2.190%   01/03/2005    100,000,000    100,000,000

 Bank America Tri Party, 2.363% dated 12/31/04
    (collateralized by various Corporate Bonds,
    0.00%-9.25%
    due 03/20/07-06/01/32 valued at $183,600,001);
    proceeds $180,035,438                                                  2.363%   01/03/2005    180,000,000    180,000,000

 BNP Paribas, 2.373% dated 12/31/04
    (collateralized by various Corporate Bonds, 1.41%-8.95% due
    02/15/05-12/01/33 valued at $1,020,000,000);
    proceeds $1,000,197,708                                                2.373%   01/03/2005  1,000,000,000  1,000,000,000

 Citigroup Tri Party, 2.373% dated 12/31/04
    (collateralized by various Commercial Paper, 0.00%-2.45% due
    01/20/05-03/21/05, valued at
    $459,000,000); proceeds $450,088,969                                   2.373%   01/03/2005    450,000,000    450,000,000

 Citigroup Tri Party, 2.413% dated 12/31/04
    (collateralized by various Corporate Bonds, 0.00%- 10.50% due
    04/01/05-12/06/39, valued at
    $1,558,971,648); proceeds $1,520,305,583                               2.413%   01/03/2005  1,520,000,000  1,520,000,000

 Countrywide Tri Party, 2.300% dated 12/31/04
    (collateralized by various Asset Backed Securities, 0.00%-7.00%
    due 02/15/06-01/11/35
    valued at $364,140,001); proceeds $357,068,425                         2.300%   01/03/2005    357,000,000    357,000,000

 Countrywide Tri Party, 2.300% dated 12/31/04
    (collateralized by various U.S. Government Obligations,
    2.25%-7.50% due 01/01/05-01/12/35 valued at
    $357,000,001); proceeds $350,067,083                                   2.300%   01/03/2005    350,000,000    350,000,000

 Credit Suisse First Boston, 2.363% dated 12/31/04
    (collateralized by various Corporate Bonds,
    0.00%-l0.61% due 05/16/05-11/15/42 valued at
    $408,001,454); proceeds $400,078,750                                   2.363%   01/03/2005    400,000,000    400,000,000

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004

NAME OF ISSUER                                                                   INTEREST   MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                                                 RATE       DATE         AMOUNT         COST+
------------------                                                               --------   --------     ---------     ---------
REPURCHASE AGREEMENTS -- (CONTINUED)
 Credit Suisse First Boston, 2.393% dated 12/31/04
   (collateralized by various Equity Securities,
   valued at $682,553,932); proceeds $650,129,594                                 2.393%   01/03/2005  $ 650,000,000  $ 650,000,000

 Deutsche Bank Tri Party, 2.363% dated 12/31/04
   (collateralized by various Corporate Bonds, 0.00%-8:38% due
   07/15/05-01/25/35 valued at $695,640,001);
   proceeds $682,134,269                                                          2.363%   01/03/2005    682,000,000    682,000,000

 Dresdner Bank Tri Party, 2.373% dated 12/31/04
   (collateralized by various Corporate Bonds, 0.00%-6.46% due
   12/15/06-01/25/41 valued at $666,934, 187);
   proceeds $650,128,510                                                          2.373%   01/03/2005    650,000,000    650,000,000

 Goldman Sachs Tri Party, 2.393% dated 12/03/04
   (collateralized by various Asset Backed Securities, 0.00%-5.50% due
   09/30/05-09/25/42 valued at
   $765,000,080); proceeds $751,473,333                                           2.393%   01/06/2005    750,000,000    750,000,000

 Goldman Sachs Tri Party, 2.413% dated 12/31/04
   (collateralized by various Asset Backed Securities,
   0.00%-1.99% due 04/23/06-09/23/10 valued at
   $204,000,001); proceeds $200,040,208                                           2.413%   01/03/2005    200,000,000    200,000,000

 Goldman Sachs Tri Party, 2.413% dated 12/03/04
   (collateralized by various Corporate Bonds,
   0.00%-7.32% due 02/17/09-01/25/43 valued at
   $255,000,001); proceeds $250,495,833                                           2.413%   01/06/2005    250,000,000    250,000,000

 Greenwich Capital Markets Tri Party, 2.370% dated 12/31/04
   (collateralized by various Asset Backed
   Securities, 0.00%-7.89% due 05/25/05-10/25/42
   valued at $1,917,600,965); proceeds
   $1,880,371,300                                                                 2.370%   01/03/2005  1,880,000,000  1,880,000,000

 J. P. Morgan Tri Party, 2.373% dated 12/31/04
   (collateralized by various Corporate Bonds,
   0.00%-8.63% due 10/24/05-05/15/33 valued at
   $173,401,537); proceeds $170,033,610                                           2.373%   01/03/2005    170,000,000    170,000,000

 Lehman Brothers, Inc. Tri Party, 2.393% dated 12/31/04
   (collateralized by various Equity Securities,
   valued at $341,324,227); proceeds $325,064,797                                 2.393%   01/03/2005    325,000,000    325,000,000

 Lehman Brothers, Inc. Tri Party, 2.413% dated 12/31/04
   (collateralized by various Corporate Bonds,
   4,38%-8,75% due 11/15/05-1/15/34 valued at $1
   27,502,208);
   proceeds $125,025,130                                                          2.413%   01/03/2005    125,000,000    125,000,000

 Lehman Brothers, Inc. Tri Party, 2.423% dated 12/27/04
   (collateralized by various Equity Securities,
   valued at $525,196,096); proceeds $503,048,333                                 2.423%   03/30/2005    500,000,000    500,000,000

 Merrill Lynch Tri Party, 2.393% dated 12/31/04
   (collateralized by various Equity Securities,
   valued at $1,347,224,837); proceeds $1,283,255,798                             2.393%   01/03/2005  1,283,000,000  1,283,000,000

 Merrill Lynch Tri Party, 2.413% dated 12/31/04
   (collateralized by various Auction Market Preferred Securities, 0.00%
   due 04/03/32-03/23/34 valued
   at $52,500,000); proceeds $50,010,052                                          2.413%   01/03/2005     50,000,000     50,000,000

 Merrill Lynch Tri Party, 2.463% dated 12/31/04
   (collateralized by various Corporate Bonds, 0.00%-12.88%, due
   01/15/05-03/15/28, valued at
   $472,502,973); proceeds $450,092,456                                           2.463%   01/03/2005    450,000,000    450,000,000

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004

NAME OF ISSUER                                                            INTEREST   MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                          RATE       DATE         AMOUNT          COST+
------------------                                                        --------  ----------  -------------  ----------------
REPURCHASE AGREEMENTS -- (continued)
  Morgan Stanley Tri Party, 2.150% dated 12/31/04
    (collateralized by various U.S. Government Obligations,
    4.50%-8.00%, due 11/1/06-11/01/34 valued at
    $564,370,048); proceeds $547,642, 102                                  2.150%   01/03/2005  $ 547,544,000  $    547,544,000

  Morgan Stanley Tri Party, 2.438% dated 12/31/04
    (collateralized by various
    Convertible Investment Grade, 0.00%-5.00%, due
    05/01/07-01/01/49 valued at
    $367,500,004);  proceeds $350,071,094                                  2.438%   01/03/2005    350,000,000       350,000,000

  Morgan Stanley Tri Party, 2.438% dated 12/31/04
    (collateralized by various
    Corporate Bonds, 5.25%-8.00%, due 11/01/08-06/01/25 valued
    at $50,921,112); proceeds $50,010,156                                  2.438%   01/03/2005     50,000,000        50,000,000

  UBS Warburg Tri Party, 2.300% dated 12/31/04
    (collateralized by various U.S. Corporate Bonds,
    4.00%-13.25%, due 02/01/05-12/01/34 valued at
    $861 ,902,785); proceeds $845,161,958                                  2.300%   01/03/2005    845,000,000       845,000,000
                                                                                                               ----------------
TOTAL REPURCHASE AGREEMENTS                                                                                      14,997,544,000
                                                                                                               ----------------
TOTAL INVESTMENTS -- 100.83%                                                                                     48,303,722,112
OTHER ASSETS LESS LIABILITIES -- (0.83)%                                                                           (399,755,931)
                                                                                                               ----------------
NET ASSETS -- 100.00%                                                                                          $ 47,903,966,181
                                                                                                               ================

(a) Floating Rate Note - Interest rate shown is in effect at December 31, 2004. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.22% of net assets as of December 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualfied institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securites Act of 1933. These securities, which represent 1.05% of net assets as of December 31, 2004, are considered illiquid and restricted (see table below for more information).

                                                              ACQUISITION                 AMORTIZED
                                                                  COST                    COST VALUE
                                                               PERCENTAGE                 PERCENTAGE
                                    ACQUISITION  ACQUISITION    OF FUND'S    AMORTIZED    OF FUND'S
    RESTRICTED SECURITIES              DATE          COST      NET ASSETS   COST VALUE    NET ASSETS
------------------------------      -----------  -----------  -----------  ------------  ------------
Goldman Sachs Promissory Note,
2.42%, due 02/03/05                   2/6/2004   $400,000,000    0.81%     $400,000,000      0.84%
Goldman Sachs Promissory Note,
2.42%, due 02/03/05                  6/15/2004    100,000,000    0.18       100,000,000      0.21

(d)   Illiquid securities representing 2.03% of net assets.

+     See note 2 of Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,2004

ASSETS:
Investments in securities, at amortized cost......   $33,306,178,112
Repurchase agreements.............................    14,997,544,000
Interest receivable ..............................        66,669,450
Prepaid insurance.................................           113,933
                                                     ---------------
    Total Assets..................................    48,370,505,495
                                                     ---------------
LIABILITIES:
Due to custodian..................................       462,826,534
Dividend payable..................................         2,909,015
MBIA insurance payable............................           715,191
Transfer agent fee payable........................            83,017
Other accrued expenses and liabilities............             5,557
                                                     ---------------
    Total Liabilities.............................       466,539,314
                                                     ---------------
NET ASSETS........................................   $47,903,966,181
                                                     ===============
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
    47,915,774,806 shares issued and outstanding..   $    47,915,775
Capital paid in excess of par.....................    47,867,865,472
Accumulated net realized loss on investments......       (11,815,066)
                                                     ---------------
Net Assets........................................   $47,903,966,181
                                                     ===============
Net asset value, offering, and redemption price
    per share.....................................   $          1,00
                                                     ===============

        The accompanying notes are an integral part of these statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF  OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
Interest..........................................   $   730,113,744
                                                     ---------------
EXPENSES:
MBIA insurance fee................................         9,372,983
Advisory fee......................................         9,112,623
Administration fee................................         3,905,410
Custodian fee.....................................         1,822,525
Transfer agent fee................................           781,081
Insurance expense.................................           536,364
Trustees fees.....................................            58,500
Legal fee.........................................            39,176
Audit fee.........................................            26,000
Miscellaneous expense.............................             2,557
                                                     ---------------
    Total expenses................................        25,657,219

Fee waiver (Note 3)...............................        (2,403,512)
                                                     ---------------
Total net expenses................................        23,253,707
                                                     ---------------
Net investment income.............................       706,860,037
                                                     ---------------
NET REALIZED LOSS ON INVESTMENTS:

Net realized loss on investments..................       (11,806,532)
                                                     ---------------
Net increase in net assets resulting from
     operations...................................   $   695,053,505
                                                     ===============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED           YEAR ENDED
                                                                   DECEMBER 31, 2004     DECEMBER 31, 2003
                                                                   -----------------     -----------------
FROM OPERATIONS:
Net investment income .........................................    $     706,860,037     $    404,677,932
Net realized gain (loss) on investments .......................          (11,806,532)               4,599
                                                                   -----------------     ----------------
Net increase in net assets resulting from operations ..........          695,053,505          404,682,531
                                                                   -----------------     ----------------
DISTRIBUTIONS FROM:
Net investment income .........................................         (706,860,037)        (404,677,932)
Net realized gain on investments ..............................              (13,133)                   0
                                                                   -----------------     ----------------
Total distributions ...........................................         (706,873,170)        (404,677,932)
                                                                   -----------------     ----------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold .....................................      342,840,804,540      254,082,647,493
Cost of redemptions ...........................................     (341,890,100,506)    (230,724,010,250)
                                                                   -----------------     ----------------
Net increase in net assets from Fund share transactions .......          950,704,034       23,358,637,243
                                                                   -----------------     ----------------
Net increase in net assets ....................................          938,884,369       23,358,641,842

NET ASSETS:
Beginning of year .............................................       46,965,081,812       23,606,439,970
                                                                   -----------------     ----------------
End of year ...................................................    $  47,903,966,181     $ 46,965,081,812
                                                                   =================     ================
Undistributed net investment income ...........................    $               0     $              0
                                                                   =================     ================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                     FOR YEARS ENDED DECEMBER 31,
                                   -------------------------------------------------------------------
                                     2004          2003          2002           2001           2000
                                   --------      --------      ---------      ---------      ---------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning
   of year......................   $ 1.0000      $ 1.0000      $  1.0000      $  1.0000      $  1.0000
                                   --------      --------      ---------      ---------      ---------
Net investment income ..........     0.0137        0.0118         0.0192         0.0431         0.0641
Distributions from net
   investment income ...........    (0.0137)      (0.0118)       (0.0192)       (0.0431)       (0.0641)
Distributions from net
   realized gain on
   investments .................    (0.0000)(c)         -              -              -              -
                                   --------      --------      ---------      ---------      ---------
   Total distributions .........    (0.0137)     (0 .0118)       (0.0192)       (0.0431)       (0.0641)
                                   --------      --------      ---------      ---------      ---------
Net increase from
   investment operations .......     0.0000        0.0000         0.0000         0.0000         0.0000
                                   --------      --------      ---------      ---------      ---------
Net asset value,
   end of Year .................   $ 1.0000      $ 1.0000      $  1.0000      $  1.0000      $  1.0000
                                   ========      ========      =========      =========      =========

TOTAL INVESTMENT
    RETURN (a) .................       1.38%(d)      1.18%          1.94%          4.40%          6.60%
RATIOS AND SUPPLEMENTAL DATA:
Ratio of net expenses to average
   net assets ..................       0.04%(b)      0.05%          0.05%          0.04%          0.03%
Ratio of net investment income
    to average net assets ......       1.36%         1.16%          1.92%          4.33%          6.43%
Net assets, end of year
    (in millions) ..............   $ 47,904      $ 46,965      $  23,606      $  19,986      $  19,227

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

(b) This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the year ended December 31, 2004 (see Note 3 of Notes to Financial Statements.) Had SSgA FM and State Street not undertaken this waiver, the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2004.

(c)   Less than $0.00005 per share.

(d) Total investment return would have been lower had SSgA FM and State Street not waived fees, as detailed in Note 3 of Notes to Financial Statements.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1. ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but the collateral may also consist of other non-traditional securities, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers ("Non-traditional Repurchase Agreement"). SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2004 and December 31,2003 were as follows:

DISTRIBUTIONS PAID FROM:

       ORDINARY INCOME
------------------------------
    2004              2003
-------------    -------------
$ 706,873,170    $ 404,677,932

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                                     UNREALIZED          LOSS
 UNDISTRIBUTED     UNDISTRIBUTED    APPRECIATION    CARRYFORWARDS
ORDINARY INCOME   LONG-TERM GAIN   (DEPRECIATION)   AND DEFERRALS      TOTAL
---------------   --------------   --------------   -------------   ------------
$             -   $            -   $            -   $  (8,432,884)  $ (8,432,884)

The difference between book basis and tax basis distributable earnings is attributable primarily to post-October losses. Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 2004, the Fund elected to defer $3,382,182 net capital losses arising between November 1, 2004 and December 31, 2004.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on December 31, 2004, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, of $8,432,884, expiring in 2012.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

3. FEES AND COMPENSATION PAID TO AFFILIATES

SSgA FM serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of .0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

For the period November 1, 2004 to December 31, 2004, SSgA FM and State Street voluntarily waived the advisory, administration, custodian, and transfer agent fees. These waived fees amounted to $1,402,049 for advisory, $600,878 for administration, $280,410 for custodian, and $120,175 for transfer agent fees. The fee waiver was discontinued by SSgA FM and State Street, effective January 3, 2005.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $15,000, other than the Chairman who receives an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. FINANCIAL GUARANTY INSURANCE POLICY

The Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with MBIA Insurance Corporation ("MBIA") that provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy is subject to an aggregate loss limitation of $480 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Fund has made no claims under the Default Insurance Policy for the year ended December 31, 2004.

6. BENEFICIAL INTEREST

At December 31, 2004, four shareholders each owned over 5% of the Fund's outstanding shares, amounting to 32.85% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

[PRICEWATERHOUSECOOPERS LOGO]

                                                 PRICEWATERHOUSECOOPERS LLP
                                                 125 High Street
                                                 Boston MA 02110
                                                 Telephone (617) 530 5000
                                                 Facsimile (617) 530 5001

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of:
The State Street Navigator Securities Lending Prime Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The State Street Navigator Securities Lending Prime Portfolio (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

[PRICEWATERHOUSECOOPERS LLP]
PricewaterhouseCoopers LLP
February 22, 2005

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
DECEMBER 31, 2004

PROXY VOTING POLICIES AND PROCEDURES

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-877-521-4083 (toll free), or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
TRUSTEES AND OFFICERS INFORMATION
DECEMBER 31, 2004

The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust's trustees and is available upon request, without charge, by calling (877) 521-4083.

                                                                                                  NUMBER
                                                                                                    OF
                                                                                                PORTFOLIOS
                                                                                                    IN
                                                                                                   FUND
                                                                                                 COMPLEX
                     POSITION HELD   TERM OF OFFICE                                              OVERSEEN
NAME, ADDRESS, AND      WITH THE      AND LENGTH OF                                                 BY        OTHER DIRECTORSHIPS
      AGE                TRUST         TIME SERVED     PRINCIPAL OCCUPATION DURING PAST 5 YEARS   TRUSTEE        HELD BY TRUSTEE
-------------------  -------------  ----------------   ---------------------------------------- ----------  ----------------------
INDEPENDENT TRUSTEES:

Michael Jessee       Trustee and    Term: Indefinite   President and Chief Executive Officer        3              None
Federal Home Loan    Chairman of    Elected: 2/96      of the Federal Home Loan Bank of Boston
Bank 111 Huntington  the Board                         (1989-present).
Ave. 25th Floor
Boston, MA02199
DOB: 10/10/46

George J. Sullivan,   Trustee       Term: Indefinite   Chief Executive Officer, Newfound            3       Trustee, 16 registered
Jr.                                 Elected: 2/96      Consultants Inc., a financial                        investment companies
State Street                                           consulting firm (1997-present).                      with multiple
Navigator                                                                                                   portfolios,advised
Securities Lending                                                                                          and/or administered
Trust One Lincoln                                                                                           by SEI Corporation
Street Boston, MA
02111 DOB: 11/13/42

Peter Tufano          Trustee       Term: Indefinite   Sylvan C. Coleman Professor of               3               None
State Street                        Elected: 2/96      Financial Management at Harvard
Navigator                                              Business School (1989-present).
Securities
Lending Trust One
Lincoln Street
Boston, MA 02111
DOB: 4/22/57

OFFICERS:

Edward J. O'Brien     President     Term: Indefinite   Executive Vice President and Head of         --              --
State Street Bank                   Elected: 2/01      the Securities Finance Division of
and Trust Company                                      State  Street  Bank and Trust Company
One Lincoln Street                                     (2000-present); Senior Vice President
Boston, MA 02111                                       and Manager of Global Trading, Risk
DOB: 8/17/54                                           Management and Product Development of
                                                       the Global Securities Lending
                                                       Division of State Street Bank and
                                                       Trust Company (1996-2000).

Karen Furlong         Vice          Term: Indefinite   Vice President Compliance and                --              --
State Street Bank     President     Elected: 2/04      Operational Risk Management,
and Trust Company                                      State Street Bank and
One Lincoln Street                                     Trust Company (2003-present); Vice
Boston, MA 02111                                       President of Global Operations,
DOB: 4/1/59                                            State Street Bank and Trust Company
                                                       (2001-2003); Senior Director of
                                                       Institutional and Trust
                                                       Administration, Investors Bank and
                                                       Trust (1999-2001).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
TRUSTEES AND OFFICERS INFORMATION
DECEMBER 31,2004

                                                                                                  NUMBER
                                                                                                    OF
                                                                                                PORTFOLIOS
                                                                                                    IN
                                                                                                   FUND
                                                                                                 COMPLEX
                     POSITION HELD   TERM OF OFFICE                                              OVERSEEN
NAME, ADDRESS, AND      WITH THE      AND LENGTH OF                                                 BY        OTHER DIRECTORSHIPS
      AGE                TRUST         TIME SERVED     PRINCIPAL OCCUPATION DURING PAST 5 YEARS    TRUSTEE       HELD BY TRUSTEE
-------------------  -------------  ----------------   ---------------------------------------- ----------  ----------------------
OFFICERS CONTINUED:

Donald A. Gignac       Treasurer    Term: Indefinite   Senior Vice President of State Street        --                 --
State Street Bank                   Elected: 11/02     Bank and Trust Company (2002-present);
and Trust Company                                      Vice President of State Street Bank and
2 Avenue de                                            Trust Company (1993-2002).
Lafayette
Boston, MA 02111
DOB: 6/14/65

Karen Gillogly        Assistant     Term: Indefinite   Vice President, State Street Bank            --                 --
State Street Bank     Treasurer     Elected: 5/04      and Trust Company (1999-present);
and Trust Company                                      Audit Senior Manager, Ernst & Young
One Federal Street                                     LLP (1998).
Boston, MA 02110
DOB: 9/3/66

Mary Moran Zeven      Secretary     Term: Indefinite   Senior Vice President and Senior             --                 --
State Street Bank                   Elected: 2/01      Managing Counsel, (2000-present); Vice
and Trust Company                                      President and Counsel, State Street
One Federal Street                                     Bank and Trust Company (2000-2002);
Boston, MA 02110                                       Vice President and Counsel, PFPC, Inc.
DOB: 2/27/61                                           1999 to 2000.

Julie A. Tedesco      Assistant     Term: Indefinite   Vice President and Senior Counsel,State      --                 --
State Street Bank     Secretary     Elected: 2/04      Street Bank and Trust Company (2000-
and Trust Company                                      present); Counsel of First Data
One Federal Street                                     Investor Services Group, Inc.
Boston, MA 02110                                       (1994-2000).
DOB: 9/30/57

Peter A. Ambrosini    Chief         Term: Indefinite   Senior Principal and Chief Compliance        --                 --
SSgA Funds            Compliance    Elected: 11/04     and Risk Management Officer, SSGA Funds
Management, Inc.      Officer                          Management, Inc. and State Street
State Street                                           Global Advisors (2004-present);
Financial                                              Managing Director,
Center One Lincoln                                     PricewaterhouseCoopers (1986-2001).
Street Boston, MA
02111
DOB: 12/17/43

            TRUSTEES                              INVESTMENT ADVISER
        Michael A. Jessee                      SSgA Funds Management, Inc.
     George J. Sullivan Jr.                   State Street Financial Center
          Peter Tufano                             One Lincoln Street
                                                   Boston, MA 02111

   INDEPENDENT ACCOUNTANTS                          LEGAL COUNSEL
  PricewaterhouseCoopers LLP                      GoodwinProcter LLP
      125 High Street                              Exchange Place
     Boston, MA 02110                             Boston, MA 02109

                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, MA 02110

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                       State Street Bank and Trust Company
                               Securities Finance
                          State Street Financial Center
                               One Lincoln Street
                                Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2004, State Street Navigator Securities Lending Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that the Trust has at least one "audit committee financial expert" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Mr. George Sullivan. Mr. Sullivan is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a)   Audit Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP ("PwC"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by PwC in connection with the Trust's statutory and regulatory filings or engagement were $31,000 and $26,000, respectively.

      (b)   Audit-Related Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

      (c)   Tax Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $3,500 and $2,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

      (d)   All Other Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in (a) through (c).

            For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee, were $3,796,000 and $2,296,000, respectively.

      (e)(1) Audit Committee Pre-Approval Policies and Procedures

            The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

         Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

            1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

            2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

         De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

         Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

            - Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

      (e)(2) Percentages of Services

            None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

      (f)   Not applicable.

      (g)   Total Fees Paid By Adviser and Certain Affiliates

            For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,964,000 and $4,228,000, respectively.

      (h) PwC notified the Trust's Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining PwC's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANT.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By: /s/Edward J. O'Brien
    --------------------
    Edward J. O'Brien
    President

By: /s/Donald A. Gignac
    -------------------
    Donald A. Gignac
    Treasurer

Date: March 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By: /s/Edward J. O'Brien
    --------------------
    Edward J. O'Brien
    President

By: /s/Donald A. Gignac
    -------------------
    Donald A. Gignac
    Treasurer

Date: March 2, 2005